UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2016

Date of reporting period:	May 31, 2016

Item 1. Schedule of Investments:

Putnam Retirement Income Fund Lifestyle 2

The fund's portfolio
5/31/16 (Unaudited)

INVESTMENT COMPANIES (44.9%)(a)
		Shares	Value

iShares MSCI Japan ETF (Japan)		9,752	$114,879

Putnam Absolute Return 100 Fund Class Y(AFF)		66,615	660,825

Putnam Absolute Return 300 Fund Class Y(AFF)		160,959	1,537,159

Putnam Absolute Return 500 Fund Class Y(AFF)		243,226	2,595,221

Putnam Absolute Return 700 Fund Class Y(AFF)		34,497	381,877

Putnam Money Market Fund Class A(AFF)		532,896	532,896

Total investment companies (cost $6,145,228)			$5,822,857

COMMON STOCKS (16.0%)(a)
		Shares	Value

Basic materials (0.6%)

Amcor, Ltd. (Australia)		277	$3,256

Axalta Coating Systems, Ltd.(NON)		104	2,928

BASF SE (Germany)		117	9,038

BHP Billiton, Ltd. (Australia)		95	1,281

Boliden AB (Sweden)		26	460

Cabot Corp.		17	777

CIMIC Group, Ltd. (Australia)		52	1,401

Daicel Corp. (Japan)		100	1,234

Ems-Chemie Holding AG (Switzerland)		6	2,974

Evonik Industries AG (Germany)		62	1,828

Fortescue Metals Group, Ltd. (Australia)		621	1,325

Glencore PLC (United Kingdom)		775	1,472

Golden Agri-Resources, Ltd. (Singapore)		2,400	679

Graphic Packaging Holding Co.		184	2,466

Hitachi Chemical Co., Ltd. (Japan)		100	1,854

Incitec Pivot, Ltd. (Australia)		411	1,021

LyondellBasell Industries NV Class A		197	16,028

Nippon Steel & Sumitomo Metal Corp. (Japan)		100	2,046

Reliance Steel & Aluminum Co.		28	2,082

Sealed Air Corp.		117	5,433

Skanska AB (Sweden)		171	3,756

Stora Enso OYJ Class R (Finland)		304	2,606

UPM-Kymmene OYJ (Finland)		188	3,617

voestalpine AG (Austria)		43	1,473

Yara International ASA (Norway)		101	3,643

			74,678
Capital goods (0.7%)

ACS Actividades de Construccion y Servicios SA (Spain)		70	2,309

Allegion PLC (Ireland)		34	2,300

Allison Transmission Holdings, Inc.		229	6,433

B/E Aerospace, Inc.		62	2,954

Boeing Co. (The)		171	21,572

BWX Technologies, Inc.		47	1,653

Carlisle Cos., Inc.		17	1,765

Crown Holdings, Inc.(NON)		191	9,964

General Dynamics Corp.		20	2,837

IDEX Corp.		20	1,667

KBR, Inc.		49	713

Kone OYJ Class B (Finland)		36	1,702

Leggett & Platt, Inc.		20	1,005

Northrop Grumman Corp.		5	1,063

Orbital ATK, Inc.		34	2,959

OSRAM Licht AG (Germany)		43	2,288

Raytheon Co.		45	5,835

Roper Technologies, Inc.		16	2,737

Schindler Holding AG (Switzerland)		13	2,408

Spirit AeroSystems Holdings, Inc. Class A(NON)		60	2,807

Thales SA (France)		9	780

Vinci SA (France)		112	8,423

Waste Management, Inc.		92	5,607

Xylem, Inc.		56	2,501

			94,282
Communication services (0.5%)

BT Group PLC (United Kingdom)		776	4,977

Eutelsat Communications SA (France)		59	1,176

Juniper Networks, Inc.		395	9,247

Orange SA (France)		289	5,021

PCCW, Ltd. (Hong Kong)		1,000	652

Sky PLC (United Kingdom)		414	5,777

Telenor ASA (Norway)		72	1,200

Telstra Corp., Ltd. (Australia)		536	2,163

Verizon Communications, Inc.		574	29,217

			59,430
Conglomerates (0.1%)

Siemens AG (Germany)		68	7,323

			7,323
Consumer cyclicals (2.2%)

Adecco Group AG (Switzerland)		5	303

Amazon.com, Inc.(NON)		19	13,733

Aristocrat Leisure, Ltd. (Australia)		173	1,605

Berkeley Group Holdings PLC (United Kingdom)		42	1,992

Boral, Ltd. (Australia)		330	1,616

Brambles, Ltd. (Australia)		548	5,082

Carter's, Inc.		64	6,435

Christian Dior SA (France)		4	652

Clorox Co. (The)		56	7,198

Compass Group PLC (United Kingdom)		162	3,020

Continental AG (Germany)		13	2,789

Discovery Communications, Inc. Class A(NON)		555	15,457

Electrolux AB (Sweden)		22	590

Fiat Chrysler Automobiles NV (Italy)		479	3,419

Flight Centre Travel Group, Ltd. (Australia)		88	2,007

Global Payments, Inc.		120	9,323

Goodyear Tire & Rubber Co. (The)		127	3,552

Hakuhodo DY Holdings, Inc. (Japan)		100	1,244

Harvey Norman Holdings, Ltd. (Australia)		561	1,846

Home Depot, Inc. (The)		204	26,952

Host Hotels & Resorts, Inc.(R)		303	4,666

Industrivarden AB Class A (Sweden)		226	4,213

Interpublic Group of Cos., Inc. (The)		25	598

ITV PLC (United Kingdom)		1,356	4,219

KAR Auction Services, Inc.		86	3,529

Kia Motors Corp. (South Korea)		40	1,563

Kingfisher PLC (United Kingdom)		1,100	5,850

Lagardere SCA (France)		36	852

Lear Corp.		37	4,394

Liberty Braves Group (Rights)(NON)		3	6

Liberty Braves Group Class A(NON)		6	93

Liberty Interactive Corp. Class A(NON)		37	998

Liberty Media Group Class A(NON)		16	312

Liberty SiriusXM Group Class A(NON)		67	2,137

Lowe's Cos., Inc.		264	21,154

Macy's, Inc.		93	3,089

Madison Square Garden Co. (The) Class A(NON)		4	670

Marks & Spencer Group PLC (United Kingdom)		582	3,201

Masco Corp.		267	8,715

MGM China Holdings, Ltd. (Hong Kong)		400	574

MSG Networks, Inc. Class A(NON)		42	727

News Corp. Class A		196	2,344

NIKE, Inc. Class B		148	8,173

Peugeot SA (France)(NON)		105	1,653

ProSiebenSat.1 Media SE (Germany)(NON)		29	1,458

PVH Corp.		57	5,347

Quanta Services, Inc.(NON)		179	4,301

Renault SA (France)		40	3,754

Ryman Hospitality Properties(R)		141	6,917

Scotts Miracle-Gro Co. (The) Class A		18	1,251

ServiceMaster Global Holdings, Inc.(NON)		62	2,371

Sirius XM Holdings, Inc.(NON)		1,718	6,906

Six Flags Entertainment Corp.		50	2,885

SJM Holdings, Ltd. (Hong Kong)		1,000	642

TABCORP Holdings, Ltd. (Australia)		205	654

Taylor Wimpey PLC (United Kingdom)		842	2,505

Thor Industries, Inc.		13	845

TransUnion(NON)		21	695

Tribune Media Co. Class A		24	966

TUI AG (Germany)		113	1,730

Urban Outfitters, Inc.(NON)		62	1,769

Valeo SA (France)		21	3,170

Viacom, Inc. Class B		72	3,195

Vista Outdoor, Inc.(NON)		17	853

Visteon Corp.		39	2,924

Volkswagen AG (Preference) (Germany)(NON)		7	1,046

Wal-Mart Stores, Inc.		340	24,065

William Hill PLC (United Kingdom)		308	1,388

Wolters Kluwer NV (Netherlands)		71	2,830

World Fuel Services Corp.		22	1,011

WPP PLC (United Kingdom)		284	6,548

			284,571
Consumer staples (1.3%)

Altria Group, Inc.		300	19,092

Aryzta AG (Switzerland)		20	796

Ashtead Group PLC (United Kingdom)		65	919

British American Tobacco PLC (United Kingdom)		153	9,303

Bunge, Ltd.		28	1,878

Campbell Soup Co.		108	6,542

Coca-Cola Amatil, Ltd. (Australia)		922	5,906

Coca-Cola European Partners PLC (United Kingdom)		138	5,356

ConAgra Foods, Inc.		14	640

Delhaize Group (Belgium)		33	3,460

Dr. Pepper Snapple Group, Inc.		163	14,898

Edgewell Personal Care Co.		28	2,224

Energizer Holdings, Inc.		35	1,657

Estee Lauder Cos., Inc. (The) Class A		81	7,434

Geo Group, Inc. (The)(R)		153	5,089

Heineken Holding NV (Netherlands)		18	1,477

Heineken NV (Netherlands)		10	929

Hormel Foods Corp.		18	619

Imperial Brands PLC (United Kingdom)		160	8,716

J Sainsbury PLC (United Kingdom)		562	2,186

Jardine Cycle & Carriage, Ltd. (Singapore)		100	2,453

Koninklijke Ahold NV (Netherlands)		300	6,646

Kroger Co. (The)		212	7,581

METRO AG (Germany)		62	2,037

Nestle SA (Switzerland)		85	6,277

PepsiCo, Inc.		179	18,109

Reckitt Benckiser Group PLC (United Kingdom)		31	3,087

Starbucks Corp.		234	12,844

Svenska Cellulosa AB SCA Class B (Sweden)		38	1,216

Unilever PLC (United Kingdom)		52	2,369

WH Group, Ltd. 144A (Hong Kong)(NON)		3,500	2,687

WM Morrison Supermarkets PLC (United Kingdom)		210	603

Woolworths, Ltd. (Australia)		86	1,371

			166,401
Energy (0.8%)

BP PLC (United Kingdom)		194	1,004

Caltex Australia, Ltd. (Australia)		65	1,530

CVR Energy, Inc.		29	570

Ensco PLC Class A (United Kingdom)		101	999

Exxon Mobil Corp.		32	2,849

Gulfport Energy Corp.(NON)		60	1,844

Halliburton Co.		230	9,701

HollyFrontier Corp.		75	2,007

Nabors Industries, Ltd.		333	3,130

Neste Oil OYJ (Finland)		66	2,224

Newfield Exploration Co.(NON)		80	3,262

Norsk Hydro ASA (Norway)		339	1,351

Occidental Petroleum Corp.		280	21,123

OMV AG (Austria)		194	5,407

Repsol YPF SA (Spain)		103	1,327

Rowan Cos. PLC Class A		171	2,895

Royal Dutch Shell PLC Class A (United Kingdom)		60	1,440

Royal Dutch Shell PLC Class B (United Kingdom)		168	4,040

Schlumberger, Ltd.		144	10,987

Technip SA (France)		7	384

Tesoro Corp.		77	6,012

Total SA (France)		221	10,740

Valero Energy Corp.		122	6,673

Vestas Wind Systems A/S (Denmark)		75	5,374

Woodside Petroleum, Ltd. (Australia)		108	2,126

			108,999
Financials (5.3%)

3i Group PLC (United Kingdom)		955	7,767

Aegon NV (Netherlands)		188	966

AerCap Holdings NV (Ireland)(NON)		24	938

Ageas (Belgium)		29	1,173

Alexandria Real Estate Equities, Inc.(R)		107	10,368

Allianz SE (Germany)		53	8,651

Allied World Assurance Co. Holdings AG		37	1,372

Allstate Corp. (The)		164	11,072

American Capital Agency Corp.(R)		204	3,854

American Financial Group, Inc.		19	1,392

Ameriprise Financial, Inc.		65	6,609

Annaly Capital Management, Inc.(R)		449	4,750

Apartment Investment & Management Co. Class A(R)		238	10,151

Aspen Insurance Holdings, Ltd.		22	1,053

AvalonBay Communities, Inc.(R)		107	19,247

Aviva PLC (United Kingdom)		197	1,283

AXA SA (France)		310	7,788

Banco Santander SA (Spain)		1,177	5,619

Bank Hapoalim BM (Israel)		383	1,978

Bank of New York Mellon Corp. (The)		200	8,412

BNP Paribas SA/New York, NY (France)(NON)		153	8,472

Boston Properties, Inc.(R)		138	17,337

Brixmor Property Group, Inc.(R)		298	7,525

Broadridge Financial Solutions, Inc.		26	1,669

Camden Property Trust(R)		147	12,526

Care Capital Properties, Inc.(R)		37	962

CBRE Group, Inc. Class A(NON)		231	6,895

Chimera Investment Corp.(R)		120	1,799

Citigroup, Inc.		345	16,067

CNP Assurances (France)		186	3,156

CoreLogic, Inc.(NON)		35	1,304

Corporate Office Properties Trust(R)		252	6,812

DDR Corp.(R)		35	602

Dexus Property Group (Australia)(R)		301	1,881

DiamondRock Hospitality Co.(R)		522	4,667

Digital Realty Trust, Inc.(R)		30	2,864

Duke Realty Corp.(R)		470	11,125

DuPont Fabros Technology, Inc.(R)		327	13,835

E*Trade Financial Corp.(NON)		231	6,443

Equity Lifestyle Properties, Inc.(R)		20	1,466

Equity Residential Trust(R)		264	18,271

Essex Property Trust, Inc.(R)		25	5,681

Extra Space Storage, Inc.(R)		21	1,952

Federal Realty Investment Trust(R)		20	3,064

General Growth Properties(R)		711	19,105

HCP, Inc.(R)		235	7,724

Healthcare Realty Trust, Inc.(R)		232	7,375

Highwoods Properties, Inc.(R)		183	8,905

Hokuhoku Financial Group, Inc. (Japan)		1,000	1,217

HSBC Holdings PLC (United Kingdom)		1,386	8,934

Investor AB Class B (Sweden)		194	6,749

Jones Lang LaSalle, Inc.		11	1,296

JPMorgan Chase & Co.		478	31,199

Kerry Properties, Ltd. (Hong Kong)		500	1,248

Kimco Realty Corp.(R)		466	13,132

Lend Lease Group (Australia)		187	1,811

Liberty Property Trust(R)		199	7,427

Lincoln National Corp.		133	6,098

Macerich Co. (The)(R)		48	3,663

Medical Properties Trust, Inc.(R)		635	9,335

MFA Financial, Inc.(R)		211	1,521

Mid-America Apartment Communities, Inc.(R)		30	3,090

Mitsubishi UFJ Financial Group, Inc. (Japan)		1,300	6,412

Morgan Stanley		446	12,207

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		38	7,139

National Health Investors, Inc.(R)		93	6,494

New World Development Co., Ltd. (Hong Kong)		3,000	2,837

NN Group NV (Netherlands)		72	2,405

Partners Group Holding AG (Switzerland)		1	422

Persimmon PLC (United Kingdom)		126	3,836

Popular, Inc. (Puerto Rico)		70	2,194

Post Properties, Inc.(R)		102	6,178

Prologis, Inc.(R)		418	19,868

Prudential Financial, Inc.		190	15,058

Public Storage(R)		108	27,401

Raiffeisen Bank International AG (Austria)(NON)		46	615

Realogy Holdings Corp.(NON)		106	3,477

Realty Income Corp.(R)		77	4,627

Regency Centers Corp.(R)		8	613

Regions Financial Corp.		394	3,873

Reinsurance Group of America, Inc.		18	1,785

Simon Property Group, Inc.(R)		231	45,648

SL Green Realty Corp.(R)		36	3,649

Societe Generale SA (France)		112	4,610

Spirit Realty Capital, Inc.(R)		216	2,473

Starwood Property Trust, Inc.(R)		144	2,969

Sunstone Hotel Investors, Inc.(R)		496	5,972

Swiss Life Holding AG (Switzerland)		14	3,630

Swiss Re AG (Switzerland)		88	7,906

Synchrony Financial(NON)		455	14,196

Taubman Centers, Inc.(R)		106	7,268

Two Harbors Investment Corp.(R)		155	1,314

UBS Group AG (Switzerland)		55	850

UDR, Inc.(R)		53	1,910

UniCredit SpA (Italy)		153	490

VEREIT, Inc.(R)		215	2,062

Vornado Realty Trust(R)		75	7,164

Voya Financial, Inc.		135	4,436

Washington Real Estate Investment Trust(R)		179	5,304

Weingarten Realty Investors(R)		231	8,693

Wells Fargo & Co.		168	8,521

Welltower, Inc.(R)		177	12,197

Wheelock and Co., Ltd. (Hong Kong)		1,000	4,495

Woori Bank (South Korea)		83	691

WP Carey, Inc.(R)		13	833

			695,369
Health care (1.7%)

Actelion, Ltd. (Switzerland)		4	656

AmerisourceBergen Corp.		185	13,871

Amgen, Inc.		148	23,377

Anthem, Inc.		115	15,198

AstraZeneca PLC (United Kingdom)		98	5,717

Bruker Corp.		53	1,399

C.R. Bard, Inc.		43	9,419

Cardinal Health, Inc.		89	7,027

Charles River Laboratories International, Inc.(NON)		37	3,179

Gilead Sciences, Inc.		246	21,417

GlaxoSmithKline PLC (United Kingdom)		522	10,925

Hologic, Inc.(NON)		151	5,196

Incyte Corp.(NON)		8	675

Johnson & Johnson		317	35,723

Lonza Group AG (Switzerland)		11	1,899

McKesson Corp.		47	8,608

Novartis AG (Switzerland)		77	6,112

Novo Nordisk A/S Class B (Denmark)		47	2,614

Roche Holding AG (Switzerland)		32	8,399

Sanofi (France)		116	9,511

Shire PLC (United Kingdom)		32	1,974

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		49	2,542

VCA, Inc.(NON)		27	1,753

Ventas, Inc.(R)		142	9,419

Zoetis, Inc.		172	8,156

			214,766
Technology (1.9%)

Adobe Systems, Inc.(NON)		154	15,318

Agilent Technologies, Inc.		181	8,306

Alphabet, Inc. Class A(NON)		29	21,717

Amadeus IT Holding SA Class A (Spain)		55	2,548

Amdocs, Ltd.		102	5,915

Apple, Inc.		304	30,357

Applied Materials, Inc.		277	6,764

AtoS SE (France)		40	3,697

Brocade Communications Systems, Inc.		301	2,727

Cisco Systems, Inc.		135	3,922

Computer Sciences Corp.		146	7,183

CSRA, Inc.		57	1,412

eBay, Inc.(NON)		686	16,780

Intuit, Inc.		40	4,266

Iron Mountain, Inc.(R)		230	8,450

L-3 Communications Holdings, Inc.		90	12,349

Leidos Holdings, Inc.		116	5,730

Maxim Integrated Products, Inc.		181	6,871

Microsoft Corp.		771	40,863

Motorola Solutions, Inc.		63	4,364

NCR Corp.(NON)		65	2,007

Nexon Co., Ltd. (Japan)		100	1,632

Nuance Communications, Inc.(NON)		130	2,174

NVIDIA Corp.		330	15,418

Red Hat, Inc.(NON)		67	5,190

Samsung Electronics Co., Ltd. (South Korea)		4	4,323

Xerox Corp.		759	7,567

			247,850
Transportation (0.4%)

AP Moeller - Maersk A/S (Denmark)		3	3,864

Aurizon Holdings, Ltd. (Australia)		401	1,307

CH Robinson Worldwide, Inc.		8	600

Delta Air Lines, Inc.		356	15,472

Deutsche Post AG (Germany)		135	3,938

easyJet PLC (United Kingdom)		28	622

International Consolidated Airlines Group SA (Spain)		317	2,478

Qantas Airways, Ltd. (Australia)		517	1,150

Royal Mail PLC (United Kingdom)		412	3,228

Ryanair Holdings PLC ADR (Ireland)		22	1,923

United Parcel Service, Inc. Class B		129	13,299

Yangzijiang Shipbuilding Holdings, Ltd. (China)		6,700	4,453

			52,334
Utilities and power (0.5%)

American Electric Power Co., Inc.		41	2,654

Centrica PLC (United Kingdom)		274	809

E.ON SE (Germany)		466	4,581

Edison International		83	5,945

Endesa SA (Spain)		163	3,352

Enel SpA (Italy)		730	3,309

Entergy Corp.		214	16,247

Iberdrola SA (Spain)		1,085	7,359

Korea Electric Power Corp. (South Korea)		22	1,159

NiSource, Inc.		101	2,410

PPL Corp.		248	9,558

RWE AG (Germany)(NON)		122	1,597

UGI Corp.		187	8,026

Vectren Corp.		16	795

			67,801

Total common stocks (cost $1,875,862)			$2,073,804

CORPORATE BONDS AND NOTES (9.4%)(a)
		Principal amount	Value

Basic materials (1.4%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		$5,000	$4,922

Agrium, Inc. sr. unsec. unsub. notes 5 1/4s, 2045 (Canada)		2,000	2,058

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)		5,000	5,863

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		2,000	1,834

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		3,000	2,852

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		2,000	2,279

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025		5,000	5,157

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		5,000	3,950

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		1,000	938

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. notes 6s, 2041 (Canada)		5,000	3,994

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		5,000	4,400

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		3,000	2,490

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		2,000	1,835

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		5,000	4,150

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		10,000	10,175

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		3,000	2,918

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		5,000	4,425

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)		2,000	1,975

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023		5,000	5,336

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		95,000	97,614

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.2s, 2030		5,000	6,517

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95s, 2031		5,000	6,411

			182,093
Capital goods (0.2%)

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022		5,000	5,025

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023		5,000	5,300

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		5,000	4,925

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035		3,000	3,263

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025		2,000	2,133

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024		5,000	5,100

United Technologies Corp. sr. unsec. unsub. notes 4 1/2s, 2042		5,000	5,470

			31,216
Communication services (1.6%)

American Tower Corp. sr. unsec. notes 4s, 2025(R)		10,000	10,431

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023		5,000	5,204

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023		10,000	10,275

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		5,000	5,125

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. bonds 6.484s, 2045		8,000	9,187

Charter Communications Operating, LLC/Charter Communications Operating Capital 144A sr. sub. notes 4.908s, 2025		2,000	2,139

Comcast Cable Communications Holdings, Inc. company guaranty sr. unsec. notes 9.455s, 2022		5,000	6,993

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		10,000	14,036

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		7,000	7,768

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)		5,000	5,438

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		10,000	10,275

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		5,000	4,628

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		5,000	1,488

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		5,000	6,817

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		10,000	10,450

Rogers Communications, Inc. company guaranty sr. unsec. bonds 8 3/4s, 2032 (Canada)		4,000	5,665

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021		35,000	28,350

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		15,000	15,825

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)		5,000	6,263

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054 (units)		200	5,520

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034		5,000	5,449

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048		16,000	16,159

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		5,000	5,071

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022		5,000	4,538

			203,094
Conglomerates (0.1%)

General Electric Co. jr. unsec. sub. FRB Ser. D, 5s, perpetual maturity		16,000	16,800

			16,800
Consumer cyclicals (1.5%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039		5,000	7,109

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045		5,000	7,040

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		5,000	5,438

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044		5,000	4,346

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		10,000	13,938

D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2023		5,000	5,494

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023		5,000	5,045

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		5,000	5,538

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		2,000	2,981

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		6,000	7,832

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		5,000	6,733

General Motors Co. sr. unsec. unsub. notes 6 3/4s, 2046		3,000	3,515

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017		2,000	2,026

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025		3,000	2,986

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022		5,000	4,960

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		5,000	5,395

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		5,000	5,075

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		5,000	5,219

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		5,000	4,625

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		2,000	2,228

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		3,000	3,230

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)		10,000	7,025

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028		1,000	1,191

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55s, 2026		5,000	5,157

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.6s, 2026		5,000	5,131

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019		5,000	5,772

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025		4,000	4,078

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2026		5,000	5,097

QVC, Inc. company guaranty sr. notes 4.85s, 2024		2,000	2,005

QVC, Inc. company guaranty sr. sub. notes 4.45s, 2025		2,000	1,949

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022		5,000	5,150

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026		2,000	2,194

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		10,000	8,100

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2020		5,000	5,181

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021		2,000	2,040

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044		5,000	4,943

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95s, 2026		10,000	9,822

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		2,000	2,139

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		5,000	5,235

			192,962
Consumer staples (0.8%)

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		10,000	15,483

BlueLine Rental Finance Corp. 144A notes 7s, 2019		10,000	8,450

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019		2,000	2,251

Constellation Brands, Inc. company guaranty sr. unsec. notes 3 7/8s, 2019		2,000	2,095

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		5,000	5,644

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		2,000	2,030

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022		12,000	13,362

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		4,680	4,809

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045		5,000	5,077

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		10,000	13,119

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039		5,000	6,605

Kraft Heinz Foods Co. 144A company guaranty sr. unsec. unsub. bonds 4 3/8s, 2046		5,000	5,059

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038		5,000	6,620

Newell Brands, Inc. sr. unsec. unsub. notes 4.2s, 2026		7,000	7,418

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034		2,000	2,190

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45s, 2026		5,000	4,999

			105,211
Energy (0.4%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036		5,000	5,368

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55s, 2026		2,000	2,131

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		5,000	4,300

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)		5,000	5,058

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022		2,000	1,610

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		5,000	4,683

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024		2,000	1,813

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		10,000	11,263

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		5,000	5,690

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024		5,000	4,363

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024		2,000	1,780

			48,059
Financials (2.2%)

Air Lease Corp. sr. unsec. unsub. notes 3 3/8s, 2021		5,000	5,045

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		15,000	17,025

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		5,000	5,063

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		5,000	4,608

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058		4,000	4,960

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		7,000	7,140

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		10,000	10,550

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043		5,000	5,371

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022		5,000	5,197

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025		5,000	5,112

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		2,000	2,080

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026		3,000	3,041

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022		20,000	20,475

Citigroup, Inc. jr. unsec. sub. FRB Ser. B, 5.9s, perpetual maturity		2,000	2,003

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95s, perpetual maturity		18,000	17,573

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		2,000	2,394

Duke Realty LP company guaranty sr. unsec. unsub. notes 3 7/8s, 2021(R)		5,000	5,216

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)		2,000	2,084

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		2,000	1,995

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		5,000	4,886

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (Jersey)		15,000	21,900

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021		5,000	5,668

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.3s, perpetual maturity		7,000	7,053

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		5,000	5,812

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		5,000	5,525

Liberty Property LP sr. unsec. unsub. notes 3 3/8s, 2023(R)		5,000	4,966

Massachusetts Mutual Life Insurance Co. 144A unsec. sub. notes 8 7/8s, 2039		3,000	4,397

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		2,000	2,083

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		5,000	4,375

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		12,000	11,040

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044		5,000	4,988

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		10,000	10,451

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		5,000	5,040

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		5,000	5,022

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020		10,000	9,725

Teachers Insurance & Annuity Association of America 144A unsec. sub. FRN 4 3/8s, 2054		2,000	2,173

USI, Inc./NY 144A sr. unsec. notes 7 3/4s, 2021		5,000	4,975

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.6s, 2024(R)		7,000	7,044

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		15,000	16,050

Willis Towers Watson PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		5,000	5,561

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		5,000	5,064

			280,730
Health care (0.5%)

AbbVie, Inc. sr. unsec. notes 3.6s, 2025		2,000	2,059

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)		3,000	2,964

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)		10,000	10,250

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2019		2,000	2,153

HCA, Inc. company guaranty sr. sub. notes 5s, 2024		5,000	5,131

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019		15,000	15,450

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)		5,000	4,769

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)		5,000	5,084

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024		15,000	15,525

			63,385
Technology (0.2%)

Apple, Inc. sr. unsec. notes 3.45s, 2024		5,000	5,320

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		3,000	2,941

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35s, 2046		2,000	2,036

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45s, 2023		8,000	8,135

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018		2,000	2,175

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		5,000	4,975

			25,582
Transportation (—%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		5,000	4,863

			4,863
Utilities and power (0.5%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		5,000	5,838

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042		5,000	5,225

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041		5,000	5,422

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		5,000	6,570

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		5,000	4,833

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		6,000	6,196

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044		2,000	1,791

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021		5,000	4,902

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.05s, 2019		2,000	1,994

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		10,000	10,918

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067		5,000	4,219

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9 1/2s, 2019		5,000	5,837

			63,745

Total corporate bonds and notes (cost $1,222,740)			$1,217,740

U.S. TREASURY OBLIGATIONS (6.5%)(a)
		Principal amount	Value

U.S. Treasury Bonds
3 3/4s, November 15, 2043(SEGCCS)		$30,000	$37,191
2 3/4s, August 15, 2042		90,000	93,007

U.S. Treasury Notes
2 3/4s, November 15, 2023		20,000	21,514
2 3/8s, August 15, 2024		30,000	31,427
2 1/8s, May 15, 2025		40,000	41,063
2s, November 30, 2020(SEGSF)		120,000	123,488
1 3/8s, September 30, 2018		40,000	40,406
1 1/8s, December 31, 2019		140,000	139,841
1s, August 31, 2016(SEGCCS)		140,000	140,197
3/4s, March 31, 2018		110,000	109,764
3/4s, December 31, 2017		60,000	59,927

Total U.S. treasury obligations (cost $812,479)			$837,825

CONVERTIBLE BONDS AND NOTES (2.8%)(a)
		Principal amount	Value

Basic materials (—%)

Cemex SAB de CV cv. unsec. sub. notes 3 3/4s, 2018 (Mexico)		$3,000	$3,098

			3,098
Capital goods (0.1%)

General Cable Corp. cv. unsec. sub. notes stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029(STP)		9,000	5,400

WESCO International, Inc. cv. company guaranty sr. unsec. notes 6s, 2029		2,000	4,083

			9,483
Communication services (—%)

Clearwire Communications, LLC/Clearwire Finance, Inc. 144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040		1,000	1,014

Powerwave Technologies, Inc. cv. unsec. sub. notes 3 7/8s, 2027 (In default)(F)(NON)		7,000	1

			1,015
Consumer cyclicals (0.6%)

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 5/8s, 2018		5,000	6,447

CalAtlantic Group, Inc. cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2032		4,000	4,340

Jarden Corp. cv. company guaranty sr. unsec. sub. bonds 1 1/8s, 2034		9,000	12,074

Lennar Corp. 144A cv. company guaranty sr. unsec. notes 2 3/4s, 2020		4,000	8,203

Liberty Interactive, LLC cv. sr. unsec. notes 3 1/2s, 2031		9,000	4,691

Liberty Interactive, LLC cv. sr. unsec. unsub. bonds 3/4s, 2043		5,000	8,516

Macquarie Infrastructure Corp. cv. sr. unsec. sub. notes 2 7/8s, 2019		8,000	9,175

Navistar International Corp. cv. sr. unsec. sub. bonds 4 3/4s, 2019		6,000	3,293

Priceline Group, Inc. (The) cv. sr. unsec. unsub. notes 1s, 2018		6,000	8,426

Tesla Motors, Inc. cv. sr. unsec. sub. notes 1 1/4s, 2021		16,000	14,720

			79,885
Consumer staples (0.1%)

Vector Group, Ltd. cv. sr. unsec. sub. FRN 2 1/2s, 2019		7,000	9,789

			9,789
Energy (0.2%)

Chesapeake Energy Corp. cv. company guaranty sr. unsec. notes 2 1/4s, 2038		13,000	9,620

Energy XXI, Ltd. cv. sr. unsec. bonds 3s, 2018 (acquired various dates from 11/19/13 to 1/24/14, cost $3,933) (In default)(NON)(RES)		4,000	20

SEACOR Holdings, Inc. cv. sr. unsec. bonds 3s, 2028		5,000	4,106

Stone Energy Corp. cv. company guaranty sr. unsec. sub. notes 1 3/4s, 2017 (In default)(NON)		8,000	2,125

Whiting Petroleum Corp. 144A cv. company guaranty sr. unsec. unsub. notes 1 1/4s, 2020		5,000	3,800

			19,671
Financials (0.2%)

Blackstone Mortgage Trust, Inc. cv. sr. unsec. unsub. notes 5 1/4s, 2018(R)		5,000	5,341

Radian Group, Inc. cv. sr. unsec. notes 2 1/4s, 2019		4,000	4,940

Starwood Property Trust, Inc. cv. sr. unsec. unsub. notes 4s, 2019(R)		7,000	7,341

TCP Capital Corp. cv. sr. unsec. bonds 5 1/4s, 2019		8,000	8,210

			25,832
Health care (0.5%)

Accuray, Inc. cv. sr. unsec. notes 3 3/4s, 2016		6,000	5,925

AMAG Pharmaceuticals, Inc. cv. sr. unsec. unsub. notes 2 1/2s, 2019		2,000	2,091

Brookdale Senior Living, Inc. cv. sr. unsec. unsub. notes 2 3/4s, 2018		8,000	7,900

China Medical Technologies, Inc. cv. sr. unsec. bonds Ser. CMT, 4s, 2016 (China) (In default)(F)(NON)		5,000	400

China Medical Technologies, Inc. 144A cv. sr. unsec. notes 6 1/4s, 2016 (China) (In default)(F)(NON)		3,000	210

HealthSouth Corp. cv. sr. unsec. sub. notes 2s, 2043		7,000	8,299

Hologic, Inc. cv. sr. unsec. unsub. notes stepped-coupon 2s (zero %, 3/1/18) 2042(STP)		9,000	11,576

Jazz Investments I, Ltd. cv. company guaranty sr. unsec. sub. bonds 1 7/8s, 2021 (Ireland)		10,000	11,181

Medidata Solutions, Inc. cv. sr. unsec. notes 1s, 2018		4,000	4,313

Teleflex, Inc. cv. sr. unsec. sub. notes 3 7/8s, 2017		3,000	7,860

			59,755
Technology (1.0%)

Avid Technology, Inc. 144A cv. sr. unsec. notes 2s, 2020		2,000	1,339

Brocade Communications Systems, Inc. cv. company guaranty sr. unsec. notes 1 3/8s, 2020		3,000	2,901

Ciena Corp. cv. sr. unsec. notes 4s, 2020		7,000	8,536

Citrix Systems, Inc. cv. sr. unsec. notes 1/2s, 2019		5,000	5,772

Fidelity National Financial, Inc. cv. sr. unsec. unsub. notes 4 1/4s, 2018		2,000	3,878

Intel Corp. cv. jr. unsec. sub. notes 3 1/4s, 2039		4,000	6,320

j2 Global, Inc. cv. sr. unsec. notes 3 1/4s, 2029		6,000	6,945

Microchip Technology, Inc. cv. sr. unsec. sub. bonds 1 5/8s, 2025		5,000	5,566

Micron Technology, Inc. cv. sr. unsec. bonds 3s, 2043		9,000	6,548

Micron Technology, Inc. cv. sr. unsec. bonds Ser. E, 1 5/8s, 2033		8,000	10,580

Novatel Wireless, Inc. 144A cv. sr. unsec. unsub. notes 5 1/2s, 2020		2,000	1,253

Novellus Systems, Inc. cv. company guaranty sr. unsec. notes 2 5/8s, 2041		4,000	9,748

NVIDIA Corp. cv. sr. unsec. bonds 1s, 2018		8,000	18,595

ON Semiconductor Corp. cv. company guaranty sr. unsec. sub. notes Ser. B, 2 5/8s, 2026		5,000	5,366

Safeguard Scientifics, Inc. cv. sr. unsec. bonds 5 1/4s, 2018		8,000	8,110

salesforce.com, Inc. cv. sr. unsec. unsub. notes 1/4s, 2018		8,000	10,810

SanDisk Corp. cv. sr. unsec. notes 1 1/2s, 2017		2,000	3,250

TTM Technologies, Inc. cv. sr. unsec. notes 1 3/4s, 2020		4,000	3,963

Verint Systems, Inc. cv. sr. unsec. notes 1 1/2s, 2021		5,000	4,475

Yahoo!, Inc. cv. sr. unsec. bonds zero %, 2018		11,000	11,062

			135,017
Transportation (0.1%)

Atlas Air Worldwide Holdings, Inc. cv. sr. unsec. bonds 2 1/4s, 2022		3,000	2,940

Echo Global Logistics, Inc. cv. sr. unsec. notes 2 1/2s, 2020		4,000	3,790

Scorpio Tankers, Inc. 144A cv. sr. unsec. sub. notes 2 3/8s, 2019		8,000	6,690

			13,420

Total convertible bonds and notes (cost $357,963)			$356,965

MORTGAGE-BACKED SECURITIES (2.2%)(a)
		Principal amount	Value

Citigroup Commercial Mortgage Trust
FRB Ser. 07-C6, Class A4, 5.711s, 2049		$11,000	$11,355
Ser. 14-GC21, Class AS, 4.026s, 2047		13,000	13,984

COMM Mortgage Pass-Through Certificates
FRB Ser. 12-CR3, Class XA, IO, 2.098s, 2045		96,377	8,169
FRB Ser. 14-CR14, Class XA, IO, 0.857s, 2047(F)		512,038	19,579

COMM Mortgage Trust
Ser. 12-CR1, Class AM, 3.912s, 2045		13,000	13,901
FRB Ser. 13-LC13, Class XA, IO, 1.384s, 2046(F)		152,787	8,623
FRB Ser. 14-LC15, Class XA, IO, 1.382s, 2047		97,493	6,327
FRB Ser. 14-CR18, Class XA, IO, 1.277s, 2047		98,340	6,256
FRB Ser. 14-CR16, Class XA, IO, 1.238s, 2047		121,281	7,244
FRB Ser. 14-UBS6, Class XA, IO, 1.065s, 2047		197,689	11,835

JPMorgan Chase Commercial Mortgage Securities Trust Ser. 04-LN2, Class A2, 5.115s, 2041		668	668

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class AS, 4.413s, 2046		10,000	11,064
FRB Ser. 13-C13, Class XA, IO, 1.158s, 2046(F)		230,153	13,705
FRB Ser. 13-C12, Class XA, IO, 0.956s, 2046		323,543	12,380

Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 12-C6, Class XA, IO, 2.065s, 2045		137,945	9,560

Morgan Stanley Capital I Trust Ser. 07-IQ14, Class A2, 5.61s, 2049		4,492	4,495

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043(F)		14,572	14,586

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C2, Class XA, IO, 1.653s, 2063		294,111	16,906

UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154s, 2045		10,000	11,248

Wells Fargo Commercial Mortgage Trust FRB Ser. 13-LC12, Class AS, 4.298s, 2046		10,000	10,931

WF-RBS Commercial Mortgage Trust
Ser. 13-C18, Class AS, 4.387s, 2046		20,000	21,968
Ser. 13-UBS1, Class AS, 4.306s, 2046		12,000	13,107
Ser. 13-C12, Class AS, 3.56s, 2048		10,000	10,459
Ser. 12-C9, Class AS, 3.388s, 2045		10,000	10,382

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 12-C9, Class XA, IO, 2.139s, 2045(F)		92,283	8,030
FRB Ser. 12-C10, Class XA, IO, 1.729s, 2045(F)		100,390	7,893
FRB Ser. 13-C12, Class XA, IO, 1.4s, 2048		114,718	7,114

Total mortgage-backed securities (cost $293,983)			$291,769

CONVERTIBLE PREFERRED STOCKS (1.9%)(a)
		Shares	Value

Basic materials (0.1%)

Alcoa, Inc. Ser. 1, $2.688 cv. pfd.		198	$6,497

Weyerhaeuser Co. Ser. A, $3.188 cv. pfd.(R)		154	7,806

			14,303
Capital goods (—%)

Stericycle, Inc. $5.25 cv. pfd.		49	3,880

			3,880
Communication services (0.4%)

American Tower Corp. $5.50 cv. pfd.(R)		131	13,837

Cincinnati Bell, Inc. Ser. B, $3.378 cum. cv. pfd.		147	7,185

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)		67	7,311

Frontier Communications Corp. Ser. A, $11.125 cum. cv. pfd.		72	7,074

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.		179	12,949

			48,356
Consumer cyclicals (0.2%)

FelCor Lodging Trust, Inc. Ser. A, $0.488 cum. cv. pfd.(R)		215	5,415

Fiat Chrysler Automobiles NV Ser. FCAU, $7.875 cv. pfd. (Italy)		195	12,870

Stanley Black & Decker, Inc. $6.25 cv. pfd.		82	9,678

			27,963
Consumer staples (0.1%)

Tyson Foods, Inc. $2.375 cv. pfd.		153	10,825

			10,825
Energy (0.1%)

Halcon Resources Corp. Ser. A, 5.75% cv. pfd.		4	184

Hess Corp. $2.00 cv. pfd.		82	6,238

Southwestern Energy Co. Ser. B, $3.125 cv. pfd.		116	3,741

			10,163
Financials (0.6%)

Alexandria Real Estate Equities, Inc. Ser. D, $1.75 cv. pfd.(R)		220	7,208

AMG Capital Trust II $2.575 cv. pfd.		145	8,646

Banc of California, Inc. $4.00 cv. pfd.		72	6,480

Bank of America Corp. Ser. L, 7.25% cv. pfd.		17	19,699

EPR Properties Ser. C, $1.438 cv. pfd.(R)		392	10,895

iStar, Inc. $2.25 cv. pfd.(R)		89	4,023

Maiden Holdings, Ltd. Ser. B, $3.625 cv. pfd. (Bermuda)		98	4,770

Wells Fargo & Co. Ser. L, 7.50% cv. pfd.		9	11,064

Welltower, Inc. Ser. I, $3.25 cv. pfd.(R)		121	7,589

			80,374
Health care (0.2%)

Allergan PLC Ser. A, 5.50% cv. pfd.		20	16,893

Anthem, Inc. $2.63 cv. pfd.		120	5,335

Teva Pharmaceutical Industries, Ltd. 7.00% cv. pfd. (Israel)		10	8,499

			30,727
Utilities and power (0.2%)

Dominion Resources, Inc./VA $3.188 cv. pfd.		145	7,272

Dynegy, Inc. Ser. A, $5.375 cv. pfd.		40	2,704

El Paso Energy Capital Trust I $2.375 cv. pfd.		145	7,069

Exelon Corp. $3.25 cv. pfd.		187	8,830

			25,875

Total convertible preferred stocks (cost $247,679)			$252,466

SENIOR LOANS (0.3%)(a)(c)
		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		$14,822	$10,746

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017		18,906	18,929

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		4,924	4,918

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		4,866	4,687

Grifols Worldwide Operations USA, Inc. bank term loan FRN 3.439s, 2021		4,912	4,921

Total senior loans (cost $47,822)			$44,201

ASSET-BACKED SECURITIES (0.3%)(a)
		Principal amount	Value

Station Place Securitization Trust FRB Ser. 15-4, Class A, 1.402s, 2016		$38,000	$38,000

Total asset-backed securities (cost $38,000)			$38,000

SHORT-TERM INVESTMENTS (16.4%)(a)
		Principal amount/shares	Value

Putnam Short Term Investment Fund 0.41%(AFF)	Shares	2,120,561	$2,120,561

U.S. Treasury Bills 0.25%, June 9, 2016(SEG)		$3,000	3,000

Total short-term investments (cost $2,123,561)			$2,123,561

TOTAL INVESTMENTS

Total investments (cost $13,165,317)(b)			$13,059,188

FORWARD CURRENCY CONTRACTS at 5/31/16 (aggregate face value $78,674) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	7/21/16	$3,896	$4,122	$(226)
	Japanese Yen	Sell	8/18/16	524	544	20
Barclays Bank PLC
	Hong Kong Dollar	Buy	8/18/16	6,364	6,371	(7)
	Japanese Yen	Sell	8/18/16	447	465	18
	Singapore Dollar	Buy	8/18/16	2,683	2,751	(68)
Citibank, N.A.
	Danish Krone	Buy	6/15/16	74	118	(44)
Credit Suisse International
	Norwegian Krone	Buy	6/15/16	1,781	1,762	19
	Swedish Krona	Sell	6/15/16	2,927	2,854	(73)
	Swiss Franc	Buy	6/15/16	7,449	7,505	(56)
Goldman Sachs International
	Japanese Yen	Buy	8/18/16	2,406	2,500	(94)
HSBC Bank USA, National Association
	Euro	Sell	6/15/16	13,135	12,817	(318)
JPMorgan Chase Bank N.A.
	Norwegian Krone	Sell	6/15/16	6,515	6,299	(216)
	Singapore Dollar	Buy	8/18/16	4,859	4,984	(125)
State Street Bank and Trust Co.
	British Pound	Buy	6/15/16	2,173	2,143	30
	Euro	Sell	6/15/16	2,894	3,022	128
	Israeli Shekel	Sell	7/21/16	1,143	1,168	25
	Swedish Krona	Buy	6/15/16	3,886	3,968	(82)
	Swiss Franc	Buy	6/15/16	3,221	3,325	(104)
UBS AG
	British Pound	Buy	6/15/16	1,448	1,407	41
	Euro	Buy	6/15/16	3,228	3,306	(78)
	Euro	Sell	6/15/16	3,228	3,245	17
	Swiss Franc	Buy	6/15/16	3,020	3,042	(22)
WestPac Banking Corp.
	New Zealand Dollar	Buy	7/21/16	945	956	(11)

Total						$(1,226)

FUTURES CONTRACTS OUTSTANDING at 5/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Note 2 yr (Long)	2	$435,813	Sep-16	$184
U.S. Treasury Note 5 yr (Long)	1	120,117	Sep-16	185

Total				$369

OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Barclays Bank PLC
	EM Series 25 Index	BBB/P	$74,370	$804,000	6/20/21	100 bp	$2,211

	Total		$74,370	$2,211

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 5/31/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$764	$903,870	12/20/20	500 bp	$43,318

	Total		$764	$43,318

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at May 31, 2016. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
IO	Interest Only
OTC	Over-the-counter

		Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2015 through May 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $12,974,549.
(b)	The aggregate identified cost on a tax basis is $13,204,488, resulting in gross unrealized appreciation and depreciation of $383,777 and $529,077, respectively, or net unrealized depreciation of $145,300.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $20, or less than 0.1% of net assets.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with a company which is under common ownership or control, or involving securities of companies in which the fund owned at least 5% of the outstanding voting securities, were as follows:
Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Capital gain distributions	Fair value at the end of the reporting period

Putnam Short Term Investment Fund*	$2,145,873	$916,428	$941,740	$4,938	$—	$2,120,561
Putnam Absolute Return 100 Fund Class Y	731,812	33,525	88,935	13,251	—	660,825
Putnam Absolute Return 300 Fund Class Y	1,746,237	130,111	213,445	81,455	—	1,537,159
Putnam Absolute Return 500 Fund Class Y	2,913,579	246,418	355,741	138,781	26,543	2,595,221
Putnam Absolute Return 700 Fund Class Y	433,444	45,685	53,361	29,274	4,247	381,877
Putnam Money Market Fund Class A	587,779	16,266	71,149	42	—	532,896
Totals	$8,558,724	$1,388,433	$1,724,371	$267,741	$30,790	$7,828,539
	* Management fees charged to Putnam Short Term Investment Fund Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
	At the close of the reporting period, the fund maintained liquid assets totaling $2,265,011 to cover certain derivative contracts.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $73,385 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $108,051 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$60,581	$14,097	$—
Capital goods	94,282	—	—
Communication services	56,615	2,815	—
Conglomerates	7,323	—	—
Consumer cyclicals	267,738	16,833	—
Consumer staples	153,984	12,417	—
Energy	105,343	3,656	—
Financials	674,777	20,592	—
Health care	214,766	—	—
Technology	241,895	5,955	—
Transportation	45,424	6,910	—
Utilities and power	66,642	1,159	—
Total common stocks	1,989,370	84,434	—
Asset-backed securities	—	38,000	—
Convertible bonds and notes	—	356,354	611
Convertible preferred stocks	9,979	242,487	—
Corporate bonds and notes	—	1,217,740	—
Investment companies	5,822,857	—	—
Mortgage-backed securities	—	291,769	—
Senior loans	—	44,201	—
U.S. treasury obligations	—	837,825	—
Short-term investments	2,120,561	3,000	—

Totals by level	$9,942,767	$3,115,810	$611

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,226)	$—
Futures contracts	369	—	—
Credit default contracts	—	(29,605)	—

Totals by level	$369	$(30,831)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$42,554	$72,159
Foreign exchange contracts	298	1,524
Interest rate contracts	369	—

Total	$43,221	$73,683

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		3
Forward currency contracts (contract amount)		$180,000
OTC credit default contracts (notional)		$790,000
Centrally cleared credit default contracts (notional)		$950,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Credit default contracts*#	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	8	—	—	—	8
	Forward currency contracts#	20	18	—	—	19	—	—	—	—	183	58	—	298

	Total Assets	$20	$18	$—	$—	$19	$—	$—	$—	$8	$183	$58	$—	$306

	Liabilities:
	OTC Credit default contracts*#	$—	$72,159	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$72,159
	Centrally cleared credit default contracts§	—	—	602	—	—	—	—	—	—	—	—	—	602
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—
	Forward currency contracts#	226	75	—	44	129	94	318	341	—	186	100	11	1,524

	Total Liabilities	$226	$72,234	$602	$44	$129	$94	$318	$341	$—	$186	$100	$11	$74,285

	Total Financial and Derivative Net Assets	$(206)	$(72,216)	$(602)	$(44)	$(110)	$(94)	$(318)	$(341)	$8	$(3)	$(42)	$(11)	$(73,979)
	Total collateral received (pledged)##†	$—	$(72,216)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$(206)	$—	$(602)	$(44)	$(110)	$(94)	$(318)	$(341)	$8	$(3)	$(42)	$(11)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: July 28, 2016